UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2007

Item 1.   Schedule of Investments

The Greater China Fund, Inc.
Schedule of Investments
March 31, 2007
(Unaudited)

Shares	Description	Value

	EQUITIES - 98.3%
	CHINA - 65.6%
	Commodities - 12.5%
7,926,000	Aluminum Corporation of China Ltd. “H” (1)	$8,175,264
7,266,000	Angang New Steel Co. Ltd. “H” (1)	12,608,626
2,146,000	Anhui Conch Cement Co. Ltd. “H” (1)	7,648,348
7,483,700	Bengang Steel Plates Co. Ltd. “B”	5,765,348
10,364,000	Hunan Non-Ferrous Metal Corp. Ltd. “H” (2)	6,883,471
6,994,000	Maanshan Iron & Steel Co. Ltd. “H”	4,591,512
16,510,000	Zijin Mining Group Co. Ltd. “H”	9,613,271

		55,285,840

	Consumption - 13.1%
505,000	Ajisen China Holdings Ltd. (2)	458,841
98,000	China Huiyuan Juice Group Ltd. “H” (2)	119,517
2,890,000	Hengan International Group Co. Ltd.	8,469,271
5,224,000	Kingway Brewery Holdings Ltd. (1)	2,219,494
1,640,000	Li Ning Co. Ltd. (1)	3,248,834
2,877,000	Parkson Retail Group Ltd.	18,776,850
5,399,000	Ports Design Ltd.	14,371,078
5,280,000	Wumart Stores Inc. “H” (1) (3)	4,648,738
3,751,000	Xingda International Holdings Ltd.	2,304,098
650,000	Yantai Changyu Pioneer Wine Co. Ltd. “B”	3,145,919

		57,762,640

	Energy - 3.6%
6,320,000	China Oilfield Services Ltd. “H” (1)	5,079,131
2,652,000	China Shenhua Energy Co. Ltd. “H”	6,414,282
4,847,000	CNOOC Ltd.	4,248,898

		15,742,311

	Financials - 3.4%
11,125,000	China Construction Bank “H”	6,363,854
4,383,000	China Merchants Bank Co. Ltd. “H” (1)	8,839,758

		15,203,612

	Machinery & Engineering - 9.2%
18,270,274	China Communications Construction Co. Ltd. “H”	22,024,632
2,490,000	China Infrastructure Machinery Holdings Ltd.	4,888,069
2,820,000	Dongfang Electrical Machinery Co. Ltd. “H” (1)	11,728,573
1,774,000	Harbin Power Equipment Co. Ltd. “H”	1,997,786

		40,639,060

	Miscellaneous - 3.5%
117,149	3SBio Inc. ADR (2)	1,290,982
65,083	China Medical Technologies Inc. ADR (1) (2)	1,501,465
66,605	Mindray Medical International Ltd. ADR (1) (2)	1,585,865
5,262,369	Nine Dragons Paper Holdings Ltd.	10,976,948
786,000	Samling Global Ltd. (2)	285,663

		15,640,923

The Greater China Fund, Inc.
Schedule of Investments
March 31, 2007
(Unaudited)

Shares	Description	Value

	Real Estate - 10.1%
12,762,500	China Overseas Land & Investment Ltd. (1)	$16,038,359
9,768,800	Guangzhou R&F Properties Co. Ltd. “H” (1)	21,752,199
1,034,000	Hopson Development Holdings Ltd.	2,596,165
2,037,500	Shimao Property Holdings Ltd. (1)	4,036,280

		44,423,003

	Telecommunications - 4.4%
6,220,000	China Communications Services Corp. Ltd. “H” (2)	4,210,743
1,698,000	China Mobile (Hong Kong) Ltd.	15,438,833

		19,649,576

	Transportation - 5.8%
8,478,000	Air China Ltd. “H”	5,869,531
1,675,800	China International Marine Containers (Group) Co. Ltd. “B”	3,673,603
3,284,000	China Shipping Development Co. Ltd. “H”	5,009,474
11,408,000	Guangshen Railway Co. Ltd. “H”	7,241,089
2,286,000	Zhuzhou Times Electric Co. Ltd. “H” (2)	3,744,544

		25,538,241

	Total China	289,885,206

	HONG KONG - 24.8%
	Consumption - 11.3%
743,700	Esprit Holdings Ltd.	8,722,540
3,346,000	Lee & Man Paper Manufacturing Ltd. (1)	7,930,117
2,834,000	Li & Fung Ltd.	8,903,567
2,746,500	Lifestyle International Holdings Ltd.	8,259,622
10,800,000	Peace Mark Holdings Ltd. (1)	11,816,873
10,584,000	Xinyu Hengdeli Holdings Ltd. (1)	4,401,958

		50,034,677

	Financials - 6.3%
3,812,500	BOC Hong Kong Holdings Ltd.	9,240,650
2,916,000	CITIC International Financial Holdings Ltd. (1)	2,526,323
819,000	Hong Kong Exchanges & Clearing Ltd.	7,981,169
736,000	Chong Hing Bank Ltd. (1)	1,944,959
543,500	Wing Lung Bank Ltd.	5,995,419

		27,688,520

	Miscellaneous - 0.9%
17,668,964	Pico Far East Holdings Ltd. (1)	4,115,240

	Real Estate - 1.6%
8,400,000	Hon Kwok Land Investment Co. Ltd. (1)	3,300,125
761,000	Hong Kong Land Holdings Ltd. (1)	3,546,260

		6,846,385

The Greater China Fund, Inc.
Schedule of Investments
March 31, 2007
(Unaudited)

Shares	Description	Value

	Technology - 3.4%
3,850,000	Foxconn International Holding Ltd. (1) (2)	$11,750,648
8,266,000	Scud Group Ltd. (2)	3,353,261

		15,103,909

	Transportation - 1.3%
2,277,000	Cathay Pacific Airways Ltd.	5,792,848

	Total Hong Kong	109,581,579

	TAIWAN - 1.5%
	Technology - 1.5%
989,947	Hon Hai Precision Industry Co. Ltd.	6,641,129

Number
of Warrants

	WARRANTS (2) - 6.4%
	CHINA - 6.4%
	Commodities - 2.0%
3,132,300	Baoshan Iron & Steel, expires 06/29/09	4,009,344
1,192,135	Zhongjin Gold, expires 02/15/12	4,967,746

		8,977,090

	Financials - 2.5%
800,000	BNP Paribas, expires 12/10/09	2,765,200
1,443,623	Shanghai Pudong, expires 01/12/09	5,039,471
937,303	Shanghai Pudong, expires 12/10/09	3,241,616

		11,046,287

	Machinery & Engineering - 0.6%
1,132,075	Shanghai Zhenhua Port, expires 08/10/09	2,452,244

	Transportation - 1.3%
1,263,000	Daqin Railway, expires 08/03/09	2,100,369
2,079,103	Daqin Railway, expires 08/10/09	3,490,398

		5,590,767

	Total Warrants	28,066,388

	Total Equities (cost $273,127,963)	434,174,302

The Greater China Fund, Inc.
Schedule of Investments
March 31, 2007
(Unaudited)

Principal Amount	Description	Value

	CONVERTIBLE BOND - 0.9%
	Consumption - 0.9%
31,200,000	China Retail Concepts, 8.40%, due 02/29/09 (cost $3,995,620)	$3,992,706

	Total Long-Term Investments (cost $277,123,583)	438,167,008

Shares

	SHORT-TERM INVESTMENT - 1.8%
	Money Market Fund - 1.8%
7,862,053	Morgan Stanley USD Liquid Cash Reserve, 5.02% (cost $7,862,053)	7,862,053

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 20.5%
	Money Market Funds* - 11.4%
103	AIM Liquid Assets Portfolio, 5.23%	103
33	AIM Prime Portfolio, 5.21%	33
5,053,688	BlackRock Cash Strategies, 5.27%	5,053,688
444	DWS Money Market Fund, 5.25%	444
19,768,050	UBS Enhanced Yield Portfolio, 5.25%	19,768,050
25,303,907	UBS Private Money Market Fund LLC, 5.26%	25,303,907

	Total Money Market Funds (cost $50,126,225)	50,126,225

Principal
Amount

	Repurchase Agreements - 9.1%
20,234,402	Repurchase Agreement dated 03/30/07 with Merrill Lynch, 5.30%, due 04/02/07 collaterized by United States Treasury or Federal Agency obligations, value $20,641,194	20,234,402
20,169,810	Repurchase Agreement dated 03/30/07 with Barclays, 5.34%, due 04/02/07 collaterized by United States Treasury or Federal Agency obligations, value $20,573,445	20,169,810

	Total Repurchase Agreements (cost $40,404,212)	40,404,212

	Total Investments of Cash Collateral from Securities Loaned (cost $90,530,437)	90,530,437

	Total Investments (cost $375,516,073) - 121.5%	536,559,498
	Liabilities, in excess of cash and other assets - (21.5%)	(94,806,437)

	Net Assets - 100.0%	$441,753,061

NOTES TO SCHEDULE OF INVESTMENTS
(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $84,519,352; cash collateral of $90,530,437 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At March 31, 2007, the value of this security amounted to $4,648,738 or 1.1% of net assets.
*	Rates shown reflect yield at March 31, 2007.
ADR - American Depository Receipt.

The Greater China Fund, Inc.

Industry Diversification (Unaudited)
As of March 31, 2007

Percentage of Net Assets

EQUITIES
Commodities	14.5%
Consumption	24.4
Energy	3.6
Financials	12.2
Machinery & Engineering	9.8
Miscellaneous	4.4
Real Estate	11.7
Technology	4.9
Telecommunications	4.4
Transportation	8.4

TOTAL EQUITIES	98.3%
CONVERTIBLE BOND	0.9
SHORT-TERM INVESTMENT	1.8
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED	20.5

TOTAL INVESTMENTS	121.5%
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(21.5)

NET ASSETS	100.0%

Notes to Portfolio of Investments (Unaudited)

Valuation of Investments:  The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last bid and asked price on such day in the absence of an asked price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)
It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

       Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Greater China Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 15, 2007

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Ron Watt
Ron Watt
President and Principal Executive Officer

Date	May 15, 2007

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Treasurer and Principal Financial Officer

Date	May 15, 2007

* Print the name and title of each signing officer under his or her signature.